Finance Costs, Net - Components of Finance Costs, Net, Include Other Finance Costs (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Material income and expense [abstract]
Net (gains) losses due to changes in foreign currency exchange rates	$ (9)	$ 37
Net (gains) losses on derivative instruments	(21)	7
Losses from redemption of debt securities		19
Other		2
Other finance (income) costs	$ (30)	$ 65